Credit Facilities and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Borrowings Under the Revolving Facility and Term Loan and Finance Lease Obligations
The following table sets forth our borrowings under the Revolving Facility and Term Loan, and our finance lease obligations, as of December 31, 2017 and 2016:

	December 31 2016	December 31 2017
Borrowings under the Revolving Facility	$15.0	$—
Term Loan	212.5	187.5
Total borrowings under credit facility	227.5	187.5
Less: unamortized debt issuance costs (i)	(1.2)	(0.8)
Finance lease obligations (see notes 4 and 24) (ii)	18.4	17.7
	$244.7	$204.4
Comprised of:
Current portion of borrowings under credit facility and finance lease obligations	$56.0	$37.9
Long-term portion of borrowings under credit facility and finance lease obligations	188.7	166.5
	$244.7	$204.4

(i)
We incurred debt issuance costs in connection with an amendment of our credit facility in 2015 to add the Term Loan, which we recorded as an offset against the proceeds from the Term Loan. Such costs are deferred and amortized over the term of the Term Loan using the effective interest rate method.

(ii)
At December 31, 2017, $11.1 (December 31, 2016 — $15.3) of our finance lease obligations related to our solar panel manufacturing equipment. Such solar equipment lease obligations were recorded as current liabilities on our consolidated balance sheet as at December 31, 2017. In connection with the anticipated disposition of such equipment, we terminated and settled these lease obligations in full in January 2018. See note 4.

Mandatory Principal Repayments of the Term Loan	At December 31, 2017, the remaining mandatory principal repayments of the Term Loan were as follows:

Years ending December 31	Amount
2018	$25.0
2019	25.0
2020 (to maturity in May 2020)	137.5
$187.5